Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of property and equipment by geographical location

	Property and equipment
	As of December 31,
	2020	2021
	RMB	RMB
China	18,284	16,072
Philippines	2,891	945